Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Basis for preparation of Consolidated financial statements -Predecessor method	Basis for preparation of consolidated financial statements - Predecessor method
Lavoro became the Group’s legal holding company through the corporate reorganization described in Note 1 (b). Such corporate reorganization was recorded at book value since it is a transaction under common control.
Under IFRS there is no specific guidance applicable to business combinations of entities under common control, as IFRS 3, excludes business combinations between such entities from its scope.
Due to the lack of specific guidance the Group has established an accounting policy as required by IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors. In doing so, the Group considered guidance of other standards-setting bodies that use a similar conceptual framework to develop accounting standards as well as the accounting practices of entities subject to those standards such as the United States of America and the United Kingdom.
As a result, the Group accounted for the corporate reorganizations using the predecessor method of accounting, and the consolidated financial statements are presented “as if” the historical consolidated operations of Lavoro Brazil, Crop Care and Lavoro Colombia were the predecessor of Lavoro. Under the predecessor method, the historical operations of the Group prior to the corporate reorganizations are deemed to be those of Lavoro. Thus, these consolidated financial statements reflect:
•the historical operating results and financial position of Lavoro Brazil, Crop Care and Lavoro Colombia on a combined basis prior to the corporate reorganizations
•the assets and liabilities of Lavoro Brazil, Crop Care and Lavoro Colombia at their historical cost; and
•Lavoro’s earnings per share: the number of ordinary shares issued by Lavoro, as a result of the corporate reorganization is reflected retroactively, for the purposes of calculating earnings per share in all prior years presented.
The consolidated financial statements as of June 30, 2024, 2023 and 2022 have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (“IASB”).
The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. The Executive Management consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.
The consolidated financial statements have been prepared under the historical cost basis, except for financial assets and financial liabilities (including commodity forward contracts and derivative instruments) at fair value through profit or loss.
The consolidated financial statements are presented in Brazilian reais (“BRL” or “R$”), which is the Group’s functional and presentation currency. All amounts are rounded to the nearest thousand (R$000), except when otherwise indicated.
On October 31, 2024, the issuance of the consolidated financial statements was approved by the Group’s Board of Directors.

Significant accounting judgments, estimates and assumptions	Significant accounting judgments, estimates and assumptions
Use of critical accounting estimates and judgments
The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, revenues, income and expenses. These estimates are based on management’s experience and knowledge, information available at the reporting date and other factors, including expectations of future events that are believed to be reasonable under normal circumstances. Any changes in facts and circumstances may lead to a revision of these estimates. Actual results could differ from these estimates.
The estimates and assumptions are revised on an ongoing basis. Revisions to estimates are recognized on a forward-looking basis. The significant estimates and judgments applied by the Group in the preparation of these consolidated financial statements are presented in the following notes:

Note	Significant estimates and judgments
11	Commodity forward contract
16	Impairment testing of non-financial assets
22	Business combination
23	SPAC Transaction
24	Deferred income taxes recoverability

Basis of combination/consolidation procedures	Basis of combination/consolidation procedures
Lavoro’s fiscal year end is June 30. The consolidated financial statements are prepared for the same reporting periods, using consistent accounting policies.
All unrealized intra-group and intercompany balances, transactions, gains and losses relating to transactions between group companies were eliminated in full.
New accounting standards, interpretations and amendments adopted started July 1, 2022, New accounting standards, interpretations and amendments issued but not yet effective	New accounting standards, interpretations and amendments adopted starting July 1, 2023:
The following new accounting standards, interpretations and amendments were adopted starting July 1, 2023:
•IFRS 17 Insurance Contracts;
•Definition of Accounting Estimates – Amendments to IAS 8;
•Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2;
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12;
•International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12
Additionally, the new standards and interpretations did not have a material effect on the consolidated financial statements.
(b)New accounting standards, interpretations and amendments issued but not yet effective
Some accounting standards and interpretations have been issued, but are not yet effective.
The Group has not early adopted any of these standards and does not expect these standards to have a material impact on the financial statements in subsequent periods.
New and amended standards and interpretations issued, but not yet effective up to the date of the issuance of the Group’s consolidated financial statements are as follows:
•Amendments to IAS 1: Classification of Liabilities as Current or Noncurrent;
•Amendments to IFRS 16: Lease Liability in a Sale and Leaseback;
•Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangemets ;
•Amendments to IAS 21: Lack of exchangeability.
The Group intends to adopt these new standards, amendments and interpretations, if applicable, when they become effective; and the Group does not expect them to have a material impact on the financial statements.

Foreign currency	Foreign currency
(i) Functional currency and presentation
The consolidated financial statements are presented in Brazilian reais (“R$”), which is the Group’s functional currency.
The Group determines the functional currency of each of the consolidated entities. Items included in the financial statements of each entity are measured using that functional currency. The functional currency for the majority of the Group’s entities is the Brazilian real. (Brazil Ag Retail and Crop Care – see Note 5), except for the companies in Colombia, whose functional currency is the Colombian peso (COP$).
For consolidation, the operations in Colombia are translated into Brazilian reais, as follows:
(i)Assets and liabilities are translated into Reais at the closing exchange as of the reporting date;
(ii)Profit or loss items are translated at the average monthly exchange rate; and
(iii)Exchange differences arising on translation are recognized in other comprehensive income.
On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss. Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising from the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange as of the reporting date.
(ii) Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange as of the reporting date. Differences arising on settlement or translation of monetary items are recognized in the statements of profit or loss.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss are also recognized in other comprehensive income or profit or loss, respectively).

Cash equivalents
Cash equivalents are comprised of short-term highly liquid investments with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

Financial instruments
Initial recognition and measurement
(i)Financial assets
Financial assets are classified, at initial recognition, and subsequently measured at amortized cost or fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.
In order for a financial asset to be classified and measured at amortized cost, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
Subsequent measurement
For purposes of subsequent measurement, Group’s financial assets are classified in following categories:
•Financial assets at amortized cost
•Financial assets at fair value through profit or loss
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the statements of financial position at fair value with net changes in fair value recognized in the statements of profit or loss.
Derecognition
A financial asset is primarily derecognized when the rights to receive cash flows from the asset have expired.
Impairment
The Group recognizes an allowance for expected credit losses for trade receivables, which is the only debt instrument not held at fair value through profit or loss.
(ii)Financial liabilities:
The Group classifies its financial liabilities in the following categories: (i) measured at amortized cost and (ii) fair value through profit or loss. Financial liabilities classified as fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as fair value through profit or loss. Financial liabilities are derecognized when contractual obligations are withdrawn, canceled, or expired. The difference between the extinguished book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the statement of income.

Trade receivables
Trade receivables correspond to amounts receivable from customers for the sale of goods or services in the ordinary course of the Group’s business.
A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due).
Inventories
Accounting policy
Inventories are valued at the lower of cost and net realizable value. The costs of individual items of inventory are determined using weighted average costs less any losses, when applicable.
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion (when applicable) and the estimated costs necessary to make the sale.
An inventory loss is recognized for inventories that are close to their expiration date and there is no expectation that they will be sold.

Right-of-use assets and lease liabilities
The Group leases commercial buildings for its administrative functions, retail stores, equipment, and vehicles. In general, lease agreements have a term of three years to eight years, but they may include extension options.
Lease terms are individually negotiated and contain differentiated terms and conditions. The lease contracts do not contain restrictive clauses, but the leased assets cannot be used as collateral for loans.
Right of use assets:
The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Vehicles	3.5 years
Buildings	5.3 years
Machines and equipment	3 years
Lease liabilities:
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:
•fixed payments (including fixed payments in essence, less any incentives from
•amounts expected to be paid by the lessee in accordance with residual value guarantees;
•payments of fines for lease termination if the lease term reflects the lessee exercising the option to terminate the lease.
•lease payments are discounted using the lessee's incremental borrowing rate, which is the rate a lessee would have to pay on a loan to obtain the funds necessary to acquire an asset of similar value in a similar economic environment with equivalent terms and conditions.
In determining the incremental borrowing rate, the Group:
•whenever possible, uses as a starting point rates from recent financing contracts third-party financing, adjusted to reflect changes in financing conditions since such third-party financing was received;
•uses a progressive approach that starts from a risk-free interest rate adjusted for credit risk
•uses a progressive approach that takes a risk-free interest rate adjusted for credit risk for leases held by the Group with no recent third-party financing; and
•makes specific adjustments to the rate, such as to term and collateral.
Lease payments are allocated between principal and finance expense. Finance expense is recognized in the statements of profit or loss over the lease term to produce a constant periodic rate of interest on the remaining balance of the liability for each year.
Payments associated with short-term leases of equipment and vehicles and all and leases of low-value assets are recognized as incurred as an expense in income statements. Short-term leases are those with a term of 12 months or less. Low-value assets include IT equipment, small items of office furniture and other contracts of small value.

Property, plant and equipment
Items of property, plant and equipment are measured at historical cost of acquisition or construction, less accumulated depreciation. When significant parts of an item of property, plant and equipment have different useful lives, they are recorded as separate items (major components) of property, plant and equipment. Any gains and losses on the disposal of an item of property, plant and equipment are recognized in the statements of profit or loss. Subsequent costs are capitalized only when it is probable that future economic benefits associated with the expenditure will be earned by the Group.
Depreciation is calculated and its residual values estimated, using the straight-line method based on the estimated useful lives of the items. Depreciation is recognized in the statements of profit or loss. Land is not depreciated. The estimated useful lives of property, plant and equipment are as follows:

Vehicles	5 years
Building and Improvements	25 years
Machines, equipment and facilities	10 years
Furnitures and fixtures	10 years
Computer equipments	5 years
The Group uses an estimated useful life of the assets to depreciate property, plant and equipment. At the end of each fiscal year, this estimate is reviewed and, if necessary, adjusted prospectively.
An asset's carrying amount is written down immediately to its recoverable amount when the asset's carrying amount is higher than its estimated recoverable value.
Gains and losses on disposals are determined by comparing the proceeds from the sale with the carrying amount and are recognized under "Other (expenses) income, net" in the statements of profit or loss.

Intangible assets
The goodwill arising on a business combination is initially measured as the excess of the consideration transferred over the fair value of the net assets acquired (net identifiable assets acquired and liabilities assumed). Subsequent to initial recognition, goodwill is measured at cost, less any accumulated impairment losses, as described in Note 16.
The useful lives and methods of amortization of intangibles are reviewed at each balance sheet date and adjusted prospectively, if appropriate.
The estimated useful lives of intangible assets for the years ended June 30, 2024 and 2023 are as follows:

Customer relationship	9 years
Purchase contracts and brands	4 years
Software and other	5 years
An intangible asset is derecognized upon disposal or when no future economic benefits are expected, and any gain or loss is recognized in the statements of profit or loss when the asset is derecognized.

Impairment of assets
Accounting policy
The carrying amount of the Group’s non-financial assets are reviewed at each reporting date to assess whether there is an indication of impairment. This indication may be due to internal factors arising from the operational efficiency of the assets or external factors due to the macroeconomic scenario and the behavior of the commodity prices and the U.S. dollar. If there is such indication, the recoverable amount of the asset is estimated. The recoverable amount of an asset is defined as the higher of the fair value of the asset and the value in use of its CGU, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.
When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and a provision for impairment is recognized to adjust the carrying amount to its recoverable amount. In assessing value in use, the estimated future cash flow is discounted to present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses are recognized in the statements of profit or loss in expense categories consistent with the function of the impaired asset, when applicable. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized, except in the case of goodwill that cannot be reversed in future periods.
The Group assessed its business segments by grouping the assets of each region into independent cash-generating units (“CGUs”), which represent the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.
Critical accounting estimates and judgments
The Group determines its cash flows based on the budgets approved by its management, which use the following assumptions: (i) revenue growth rate (ii) operating margin; and (iii) discount rates that reflect specific risks of each CGU. These assumptions are subject to risks and uncertainties such as future market or economic conditions and those related to sales of each CGUs. Therefore, it is possible that changes in circumstances may alter these projections, which may affect the recoverable amount of the assets.

Trade payables
Trade payables related to the purchase of goods for resale of agricultural inputs are financial liabilities (see Note 7) initially recognized at fair value and subsequently stated at amortized cost using the effective interest rate method.

Borrowings
Borrowings are financial liabilities initially recognized at fair value, net of transaction costs incurred in the transaction and are subsequently stated at amortized cost.
Any difference between the borrowed amounts (net of transaction costs) and total payments is recognized in the statements of profit or loss over the year during which the borrowings are outstanding using the effective interest rate method.

Acquisition of subsidiaries
The acquisition method is used to account for each business combination carried out by the Group, which consists of the following:
•Determining the acquisition date;
•Determining the acquirer and the acquiree;
•Determining the consideration transferred for the acquisition of control;
•Determining the fair value of separately identifiable assets and liabilities; and
•Determining the residual goodwill or gain on bargain purchase.
The acquisition date is typically the date on which the Group assumes the control of the business.
Consideration transferred is measured at the acquisition date at the fair value of the assets transferred, including cash, the liabilities incurred, and the equity instruments issued by the Group at the acquisition date.
For each business combination, the Group measures the non-controlling interests in the acquiree based on its share of the subsidiary’s identifiable net assets. Acquisition-related costs are expensed as incurred.
When the Group acquires a business, it assesses the fair value of the assets and liabilities assumed in order to allocate them according to the contractual terms, economic circumstances and pertinent conditions at the acquisition date.
Any contingent consideration to be transferred by the acquirer is recognized at the acquisition date fair value. Subsequent changes in the fair value of the contingent consideration, considered an asset or a liability, shall be recognized in accordance with IFRS 9 Financial Instruments, in the statements of profit or loss.
Goodwill or a gain on bargain purchase is the difference between the fair value of the assets acquired and liabilities assumed, and the consideration transferred. When the consideration transferred is higher than the fair value of the net assets acquired goodwill is recognized for the difference, and it is subsequently tested for impairment. When the consideration transferred is lower that the fair value of net assets acquired, a gain on bargain purchase is recognized in the statements of profit or loss.
Intangible assets recognized within the scope of a business combination are accounted for in accordance with the accounting policy described in Note 15.
Critical accounting estimates and judgments
Accounting for business combination requires the Group to exercise judgment in determining the fair value of the assets and liabilities of the businesses being acquired. Accordingly, the Group makes certain assumptions about future conditions that are uncertain, including future commodity prices, interest rates, inflation and weather conditions.
Changes in some of these assumptions may impact the Group’s business and expected results may differ materially from the estimated amounts at the acquisition date.
The Group entered into several agreements to acquire groups of companies to expand its business into new markets or territories, add additional facilities, bolster its competitive edge, or acquire and access new technologies and skillsets.

SPAC Policy
Critical accounting estimates and judgments
Accounting of SPAC transaction is considered a critical accounting estimate primarily due to the complex nature of the transaction, including the determination the accounting acquirer and assess it as a corporate reorganization, the calculation of the listing expenses and the determination of the accounting treatment of the financial instruments.
Changes in some of these assumptions could impact the consolidated financial statements.

Income taxes	Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income. Current income tax relating to items recognized directly in equity is recognized in equity and not in the statements of profit or loss.
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Income taxes in Brazil and Colombia are paid by each legal entity on a stand alone basis.
(b)Deferred tax
Deferred taxes is provided using the liability method on temporary differences between the carrying amount of assets and liabilities and their tax basis.
Deferred income tax liabilities are recognized for all taxable temporary differences, except:
•When the deferred income tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;
•With respect to taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred income tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:
•When the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss
•In respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Unrecognized deferred income tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred income tax asset to be recovered. In assessing the recoverability of deferred income tax assets, the Group relies on the same forecast assumptions used elsewhere in the financial statements and in other management reports.
The benefits of uncertain tax positions are recorded only after determining, based on the position of its internal and external legal advisors, a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.
Deferred income tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.
Critical accounting estimates and judgments
Significant judgements, estimates and assumptions are required to determine the amount of deferred income tax assets that are recognized based on the likely timing and the level of future taxable profits, together with future tax planning strategies.
The Group applies significant judgement in the assessment of the realization of deferred income tax assets through the assessment of the Group's ability to generate sufficient future taxable profits and the implementation of the tax planning strategies to support the realization of the existing deferred income tax assets.

Revenue
Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. For sales of grains see Note 11.
Revenue from the sale of agricultural inputs is recognized at the point in time when control of the product is transferred to the customer as follows:
(i)Retail sales – Sale of products in retail locations, or delivered to the customers, including crop protection, fertilizers, seeds and specialty inputs;
(ii)Grains – Sale of grains as a result of Barter transactions (Note 11);
(iii)Private Label products – Products delivered to the client such as biological, special fertilizers and off-patent.
When products are delivered to the customer revenue is recognized when the customer receives the product at the specified location. The Group engages third parties to provide freight services.
The Group provides pulverization services. The Group recognizes revenues from these services when the customer receives and consumes the benefits provided to them, at the time the pulverization services take place.
The Group generally acts as a principal as it has the primary responsibility for delivering the contracted goods, bears the inventory risk, and has discretion to establish the price.
Sales prices are substantially based on international benchmark market prices, which are variable and subject to global supply and demand, and other market factors. There are no general warranties to the customers. Returns and incentives are estimated based on historical and forecasted data, contractual terms, and current conditions. Transportation costs are generally recovered from the customer through sales pricing and is included in cost of goods sold.
Trade receivables usually include a significant financing component. As such, the transaction price is discounted, using the interest rate implicit in the contract (i.e., the interest rate that discounts the trade receivable amount to the cash selling price) and revenue is recognized for such amount. A significant financing component is recognized as financial income under the amortized cost method.

Cost of goods sold	Cost of goods sold
The cost of goods sold comprises the cost of purchases, net of rebates, discounts and commercial agreements received from suppliers, variations in inventories and logistics costs (inbound and outbound). The cost of goods sold includes the cost of the logistics operations managed or outsourced by the Group, including storage, handling and freight costs incurred until goods are ready to be sold. For cost of grains see note 11.
Trade payables include a significant financing component. As such, trade payables are discounted, using the interest rate implicit in the contract (i.e., the interest rate that discounts the trade payable amount to the purchase paid in cash) and inventory is recorded at such amount. A significant financing component is recognized as financial expense under the amortized cost method.
Sales, general and administrative expenses	Sales, general and administrative expenses
Sales, general and administrative expenses refer to indirect expenses and the cost of the corporate departments, information technology, treasury function, sales force personnel and marketing and advertising expenses.